Organization and Operations	12 Months Ended
Dec. 31, 2019
Organization and Operations
Organization and Operations
1.	Organization and Operations

GasLog Partners LP (“GasLog Partners” or the “Partnership”) was formed as a limited partnership under the laws of the Marshall Islands on January 23, 2014, being a wholly owned subsidiary of GasLog for the purpose of initially acquiring the interests in three liquefied natural gas (“LNG”) carriers that were contributed to the Partnership by GasLog in connection with the initial public offering of its common units (the “IPO”).

In connection with the IPO on May 12, 2014, the Partnership acquired from GasLog 100% of the ownership interests in GAS-three Ltd., GAS-four Ltd. and GAS-five Ltd., the entities that own the GasLog Shanghai, the GasLog Santiago and the GasLog Sydney (the “Initial Fleet”). On September 29, 2014, GasLog Partners acquired 100% of the ownership interests in GAS-sixteen Ltd. and GAS-seventeen Ltd., the entities that own two 145,000 cubic meters (“cbm”) LNG carriers, the Methane Rita Andrea and the Methane Jane Elizabeth, respectively, for an aggregate purchase price of $328,000.

On July 1, 2015, GasLog Partners acquired 100% of the ownership interests in GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd., the entities that own three 145,000 cbm LNG carriers, the Methane Alison Victoria, the Methane Shirley Elisabeth and the Methane Heather Sally, respectively, for an aggregate purchase price of $483,000.

On November 1, 2016, GasLog Partners acquired 100% of the ownership interests in GAS-seven Ltd., the entity that owns a 155,000 cbm LNG carrier, the GasLog Seattle, for an aggregate purchase price of $189,000.

On May 3, 2017, GasLog Partners acquired 100% of the ownership interests in GAS-eleven Ltd., the entity that owns a 174,000 cbm LNG carrier, the GasLog Greece, for an aggregate purchase price of $219,000. On July 3, 2017, GasLog Partners acquired 100% of the ownership interests in GAS-thirteen Ltd., the entity that owns a 174,000 cbm LNG carrier, the GasLog Geneva, for an aggregate purchase price of $211,000. On October 20, 2017, GasLog Partners acquired 100% of the ownership interests in GAS-eight Ltd., the entity that owns a 155,000 cbm LNG carrier, the Solaris, for an aggregate purchase price of $185,900.

On April 26, 2018, GasLog Partners acquired 100% of the ownership interests in GAS-fourteen Ltd., the entity that owns a 174,000 cbm LNG carrier, the GasLog Gibraltar, for an aggregate purchase price of $207,000. On November 14, 2018, GasLog Partners acquired 100% of the ownership interests in GAS-twenty seven Ltd., the entity that owns a 170,000 cbm LNG carrier, the Methane Becki Anne, for an aggregate purchase price of $207,400. On April 1, 2019, GasLog Partners acquired 100% of the ownership interests in GAS-twelve Ltd., the entity that owns a 174,000 cbm LNG carrier, the GasLog Glasgow, for an aggregate purchase price of $214,000.

The above acquisitions were accounted for as reorganizations of companies under common control. The Partnership’s historical results and net assets were retroactively restated to reflect the historical results of the acquired entities from their respective dates of incorporation by GasLog. The carrying amounts of assets and liabilities included are based on the historical carrying amounts of such assets and liabilities recognized by the subsidiaries.

As of December 31, 2019, GasLog holds a 35.5% ownership interest in the Partnership (including 2.0% through its general partner interest). As a result of its 100% ownership of the general partner, and the fact that the general partner elects the majority of the Partnership’s directors in accordance with the Partnership Agreement, GasLog has the ability to control the Partnership’s affairs and policies.

The Partnership’s principal business is the acquisition and operation of vessels in the LNG market, providing transportation services of LNG on a worldwide basis primarily under multi-year charters. GasLog LNG Services Ltd. (“GasLog LNG Services” or the “Manager”), a related party and a wholly owned subsidiary of GasLog, incorporated under the laws of the Bermuda, provides technical services to the Partnership.

On May 18, 2018, the Partnership through the GasLog Shanghai entered the Cool Pool, an LNG carrier pooling arrangement operated by GasLog and Golar LNG Ltd. (the “Cool Pool”) to market their vessels operating in the LNG shipping spot market. The Cool Pool allowed the participating owners to optimize the operation of the pool vessels through improved scheduling ability, cost efficiencies and common marketing. The objective of the Cool Pool was to serve the growing LNG market by providing customers with reliable, flexible and innovative solutions to meet their increasingly complex shipping requirements. The Cool Pool chartered vessels (tri-fuel diesel electric (“TFDE”) LNG carriers in the 155,000-170,000 cbm range) for periods up to one year in duration as agents for the owners, who each remained responsible for the technical and commercial operation of their vessels and performance of the contracts. The Partnership through the GasLog Shanghai exited the Cool Pool on June 23, 2019.

As of December 31, 2019, the companies listed below were 100% held by the Partnership:

					Cargo
	Place of	Date of			Capacity
Name	incorporation	incorporation	Principal activities	Vessel	(cbm)	Delivery Date
GAS-three Ltd.	Bermuda	April 2010	Vessel-owning company	GasLog Shanghai	155,000	January 2013
GAS-four Ltd.	Bermuda	April 2010	Vessel-owning company	GasLog Santiago	155,000	March 2013
GAS-five Ltd.	Bermuda	February 2011	Vessel-owning company	GasLog Sydney	155,000	May 2013
GAS-seven Ltd.	Bermuda	March 2011	Vessel-owning company	GasLog Seattle	155,000	December 2013
GAS-eight Ltd.	Bermuda	March 2011	Vessel-owning company	Solaris	155,000	June 2014
GAS-eleven Ltd.	Bermuda	December 2012	Vessel-owning company	GasLog Greece	174,000	March 2016
GAS-twelve Ltd.	Bermuda	December 2012	Vessel-owning company	GasLog Glasgow	174,000	June 2016
GAS-thirteen Ltd.	Bermuda	July 2013	Vessel-owning company	GasLog Geneva	174,000	September 2016
GAS-fourteen Ltd.	Bermuda	July 2013	Vessel-owning company	GasLog Gibraltar	174,000	October 2016
GAS-sixteen Ltd.	Bermuda	January 2014	Vessel-owning company	Methane Rita Andrea	145,000	April 2014
GAS-seventeen Ltd.	Bermuda	January 2014	Vessel-owning company	Methane Jane Elizabeth	145,000	April 2014
GAS-nineteen Ltd.	Bermuda	April 2014	Vessel-owning company	Methane Alison Victoria	145,000	June 2014
GAS-twenty Ltd.	Bermuda	April 2014	Vessel-owning company	Methane Shirley Elisabeth	145,000	June 2014
GAS-twenty one Ltd.	Bermuda	April 2014	Vessel-owning company	Methane Heather Sally	145,000	June 2014
GAS-twenty seven Ltd.	Bermuda	January 2015	Vessel-owning company	Methane Becki Anne	170,000	March 2015
GasLog Partners Holdings LLC	Marshall Islands	April 2014	Holding company	—	—	—